Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2023
Miners [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	5 years